CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
8.75% Series A Preferred Units [Member]
General Partners' Capital Account, Units Issued	6,129,070	4,600,000
General Partners' Capital Account, Units Outstanding	6,129,070	4,600,000
Common units public [Member]
General Partners' Capital Account, Units Issued	17,944,701	17,648,844
General Partners' Capital Account, Units Outstanding	17,944,701	17,648,844
Common units Hoegh LNG [Member]
General Partners' Capital Account, Units Issued	2,101,438	2,116,060
General Partners' Capital Account, Units Outstanding	2,101,438	2,116,060
Subordinated units [Member]
General Partners' Capital Account, Units Issued	13,156,060	13,156,060
General Partners' Capital Account, Units Outstanding	13,156,060	13,156,060